Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 13,628
Balance at end of the year	11,067	$ 13,628
Legal [member]
Disclosure of other provisions [line items]
Balance at beginning of the year	1,049	319	$ 427
Penalties and other charges	121	33
New contingencies	170	196
Cancellation and expiration	(16)	(46)	(33)
Contingencies added in business combinations	783	496
Payments	(80)	(81)
Brazil tax amnesty	7
Effect of foreign currency exchange rates	(47)	132	(75)
Effect Venezuela (Note 3.3)	(2)
Balance at end of the year	1,985	1,049	319
Tax [member]
Disclosure of other provisions [line items]
Balance at beginning of the year	10,223	1,658	2,198
Penalties and other charges	148	173	21
New contingencies	4	3	84
Cancellation and expiration	(98)	(106)	(205)
Contingencies added in business combinations	861	7,840
Payments	(944)	(6)	(214)
Brazil tax amnesty	(3,069)
Effect of foreign currency exchange rates	(408)	661	(226)
Balance at end of the year	6,717	10,223	1,658
Labor [member]
Disclosure of other provisions [line items]
Balance at beginning of the year	2,356	1,340	1,543
Penalties and other charges	56	203	209
New contingencies	115	211	44
Cancellation and expiration	(33)	(177)	(102)
Contingencies added in business combinations		500
Payments	(76)	(336)	(111)
Effect of foreign currency exchange rates	(52)	615	(243)
Effect Venezuela (Note 3.3)	(1)
Balance at end of the year	$ 2,365	$ 2,356	$ 1,340